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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Dividend Opportunity Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.3%

CONSUMER DISCRETIONARY 8.5%

Automobiles 0.4%

Ford Motor Co.(a)	1,258,222	$15,715,193

Distributors 0.6%

Genuine Parts Co.	380,743	23,891,623

Hotels, Restaurants & Leisure 1.6%

Carnival Corp.	368,009	11,805,729
Domino’s Pizza, Inc.(a)	502,302	18,233,563
McDonald’s Corp.	355,366	34,861,404
Total		64,900,696

Household Durables 0.9%

Leggett & Platt, Inc.(a)	877,896	20,200,387
Whirlpool Corp.	207,596	15,955,828
Total		36,156,215

Media 2.9%

Cinemark Holdings, Inc.(a)	1,128,486	24,770,268
Gannett Co., Inc.(a)	662,796	10,160,663
National CineMedia, Inc.(a)	1,728,801	26,450,655
Pearson PLC, ADR(a)	595,869	11,166,585
Regal Entertainment Group, Class A(a)	2,991,763	40,687,977
Total		113,236,148

Specialty Retail 2.1%

Buckle, Inc. (The)(a)	335,970	16,092,963
Foot Locker, Inc.	903,038	28,039,330
Limited Brands, Inc.(a)	770,565	36,987,120
Total		81,119,413
TOTAL CONSUMER DISCRETIONARY		335,019,288

CONSUMER STAPLES 12.1%

Beverages 1.4%

Coca-Cola Co. (The)	391,315	28,961,223
Diageo PLC, ADR	146,555	14,142,557
PepsiCo, Inc.	150,760	10,002,926
Total		53,106,706

Food Products 2.2%

B&G Foods, Inc.(a)	1,429,121	32,169,514
ConAgra Foods, Inc.	599,990	15,755,737
Kraft Foods, Inc., Class A	551,241	20,952,671
Unilever NV - NY Shares(a)	555,973	18,919,761
Total		87,797,683

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Household Products 2.0%

Kimberly-Clark Corp.(a)	378,364	$27,957,316
Procter & Gamble Co. (The)	485,732	32,646,048
Reckitt Benckiser Group PLC	345,415	19,519,529
Total		80,122,893

Tobacco 6.5%

Altria Group, Inc.	957,198	29,548,702
Lorillard, Inc.	876,786	113,526,251
Philip Morris International, Inc.	1,066,247	94,480,147
Reynolds American, Inc.(a)	466,390	19,327,202
Total		256,882,302
TOTAL CONSUMER STAPLES		477,909,584

ENERGY 10.4%

Energy Equipment & Services 0.5%

Diamond Offshore Drilling, Inc.	299,981	20,023,732

Oil, Gas & Consumable Fuels 9.9%

Chevron Corp.	679,291	72,847,167
Enbridge Energy Management LLC(b)	57,216	37
Enbridge, Inc.	2,183,818	84,841,329
ENI SpA	641,635	15,052,614
Kinder Morgan Management LLC(b)	2,471	2
Newfield Exploration Co.(c)	1	17
Occidental Petroleum Corp.	213,548	20,336,176
Royal Dutch Shell PLC, ADR	1,277,556	89,595,002
Ship Finance International Ltd.(a)	585,500	8,958,150
Spectra Energy Corp.	737,258	23,260,490
Total SA, ADR	1,039,000	53,113,680
TransCanada Corp.(a)	444,522	19,114,446
Williams Companies, Inc. (The)	154,937	4,773,609
Total		391,892,719
TOTAL ENERGY		411,916,451

FINANCIALS 11.5%

Capital Markets 0.4%

New Mountain Finance Corp.(a)(d)	1,068,132	14,676,134

Commercial Banks 4.4%

Bank of Montreal	568,204	33,762,681
M&T Bank Corp.(a)	233,306	20,269,625
National Australia Bank Ltd.	310,434	7,924,793
Toronto-Dominion Bank (The)	289,682	24,608,486
U.S. Bancorp(a)	1,185,982	37,571,910

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks (continued)

Wells Fargo & Co.	1,413,235	$48,247,843
Total		172,385,338

Diversified Financial Services 3.7%

Bank of America Corp.	3,251,925	31,120,922
JPMorgan Chase & Co.	2,479,904	114,025,986
Total		145,146,908

Insurance 2.1%

Allstate Corp. (The)	577,077	18,997,375
Kemper Corp.	370,005	11,203,751
Marsh & McLennan Companies, Inc.	309,818	10,158,932
XL Group PLC	1,964,911	42,618,920
Total		82,978,978

Real Estate Investment Trusts (REITs) 0.6%

Weyerhaeuser Co.	1,201,760	26,342,579

Thrifts & Mortgage Finance 0.3%

Capitol Federal Financial, Inc.	944,716	11,204,332
TOTAL FINANCIALS		452,734,269

HEALTH CARE 10.2%

Health Care Equipment & Supplies 0.5%

Medtronic, Inc.(a)	552,564	21,654,983

Pharmaceuticals 9.7%

Abbott Laboratories	445,910	27,329,824
Bristol-Myers Squibb Co.	1,038,505	35,049,544
Eli Lilly & Co.	849,548	34,211,298
GlaxoSmithKline PLC, ADR(a)	906,807	40,724,702
Johnson & Johnson(a)	778,975	51,381,191
Merck & Co., Inc.	1,906,189	73,197,657
Novartis AG, ADR	433,211	24,004,222
Pfizer, Inc.	4,211,608	95,435,037
Total		381,333,475
TOTAL HEALTH CARE		402,988,458

INDUSTRIALS 9.0%

Aerospace & Defense 1.5%
Honeywell International, Inc.	491,900	30,030,495
Lockheed Martin Corp.(a)	345,251	31,024,255
Total		61,054,750

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Commercial Services & Supplies 2.1%

Deluxe Corp.(a)	805,244	$18,858,814
Pitney Bowes, Inc.(a)	1,418,606	24,939,094
RR Donnelley & Sons Co.(a)	1,327,759	16,450,934
Waste Management, Inc.(a)	609,059	21,292,703
Total		81,541,545

Electrical Equipment 1.1%

Hubbell, Inc., Class B	538,128	42,286,098

Industrial Conglomerates 2.8%

General Electric Co.	4,121,673	82,721,977
Siemens AG, ADR	264,569	26,679,138
Total		109,401,115

Machinery 1.1%

Caterpillar, Inc.	40,344	4,297,443
Harsco Corp.(a)	774,139	18,161,301
Illinois Tool Works, Inc.(a)	386,805	22,094,301
Total		44,553,045

Trading Companies & Distributors 0.4%

Fly Leasing Ltd., ADR	1,158,742	14,148,240
TOTAL INDUSTRIALS		352,984,793

INFORMATION TECHNOLOGY 7.3%

Communications Equipment 0.7%

Nokia OYJ, ADR(a)	4,889,887	26,845,480

Computers & Peripherals 0.8%

Diebold, Inc.	277,983	10,707,905
Seagate Technology PLC	736,263	19,842,288
Total		30,550,193

IT Services 0.2%

Paychex, Inc.	309,545	9,592,800

Semiconductors & Semiconductor Equipment 4.0%

Intel Corp.(a)	2,229,617	62,674,534
Maxim Integrated Products, Inc.	1,010,255	28,883,190
Microchip Technology, Inc.(a)	1,345,501	50,052,637
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,155,796	17,660,563
Total		159,270,924

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software 1.6%

Microsoft Corp.	1,959,514	$63,194,326
TOTAL INFORMATION TECHNOLOGY		289,453,723

MATERIALS 8.0%

Chemicals 4.9%

Air Products & Chemicals, Inc.	225,665	20,716,047
Dow Chemical Co. (The)(a)	2,244,930	77,764,375
Eastman Chemical Co.(a)	552,325	28,549,679
EI du Pont de Nemours & Co.	762,627	40,342,969
Olin Corp.(a)	1,147,621	24,960,757
Total		192,333,827

Containers & Packaging 0.9%

Packaging Corp. of America	1,220,400	36,111,636

Metals & Mining 1.0%

Freeport-McMoRan Copper & Gold, Inc.	291,405	11,085,046
Nucor Corp.(a)	664,549	28,542,380
Total		39,627,426

Paper & Forest Products 1.2%

International Paper Co.(a)	776,827	27,266,628
MeadWestvaco Corp.	589,657	18,627,264
Total		45,893,892
TOTAL MATERIALS		313,966,781

TELECOMMUNICATION SERVICES 7.4%

Diversified Telecommunication Services 6.8%

AT&T, Inc.	2,275,799	71,073,203
BCE, Inc.	758,911	30,401,975
BT Group PLC	4,079,766	14,773,935
CenturyLink, Inc.(a)	1,736,508	67,116,034
Deutsche Telekom AG, ADR(a)	1,142,414	13,760,377
Telefonica SA, ADR(a)	861,153	14,131,521
Telefonos de Mexico SAB de CV(a)	14,482,440	11,501,007
Telstra Corp., Ltd.	3,549,238	12,088,779
Verizon Communications, Inc.(a)	886,241	33,880,993
Total		268,727,824

Wireless Telecommunication Services 0.6%

Vodafone Group PLC, ADR	891,702	24,673,394
TOTAL TELECOMMUNICATION SERVICES		293,401,218

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES 8.9%

Electric Utilities 4.2%

American Electric Power Co., Inc.	715,258	$27,594,654
Duke Energy Corp.(a)	1,207,533	25,370,268
Edison International	279,655	11,888,134
Pepco Holdings, Inc.(a)	773,129	14,604,407
Pinnacle West Capital Corp.	313,952	15,038,301
PPL Corp.(a)	578,731	16,354,938
Progress Energy, Inc.	423,368	22,485,074
Southern Co. (The)	545,615	24,514,482
UIL Holdings Corp.(a)	145,984	5,074,404
Total		162,924,662

Multi-Utilities 4.7%

Ameren Corp.	356,021	11,599,164
CH Energy Group, Inc.(a)	121,044	8,077,266
Consolidated Edison, Inc.(a)	323,356	18,890,457
Dominion Resources, Inc.	225,022	11,523,377
DTE Energy Co.	273,226	15,035,627
National Grid PLC	1,833,532	18,490,902
NiSource, Inc.(a)	657,904	16,019,962
NSTAR	147,560	7,175,843
PG&E Corp.(a)	558,494	24,244,225
Public Service Enterprise Group, Inc.	329,838	10,096,341
SCANA Corp.(a)	219,502	10,011,486
Sempra Energy	332,197	19,918,532
Xcel Energy, Inc.	578,340	15,308,660
Total		186,391,842
TOTAL UTILITIES		349,316,504
Total Common Stocks (Cost: $3,444,912,145)		$3,679,691,069

Convertible Preferred Stocks 0.5%

CONSUMER DISCRETIONARY 0.1%

Automobiles 0.1%

General Motors Co., 4.750%	136,513	5,707,950
TOTAL CONSUMER DISCRETIONARY		5,707,950

FINANCIALS 0.4%

Insurance 0.4%

MetLife, Inc., 5.000%	207,300	14,629,161
TOTAL FINANCIALS		14,629,161
Total Convertible Preferred Stocks (Cost: $23,170,922)		$20,337,111

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%

Building Materials 0.1%

Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	$3,024,000	$2,850,120

Total Convertible Bonds (Cost: $3,024,000)			$2,850,120

Equity-Linked Notes 3.6%

Goldman Sachs Group, Inc. (The)(c)
Mandatory Exchange Notes
(linked to common stock of Apple, Inc.)
06/29/12	5.550%	38,076	17,896,847
Goldman Sachs Group, Inc. (The)(c)(e)
Mandatory Exchange Notes
(linked to common stock of Caterpillar, Inc.)
06/26/12	7.850%	88,790	9,067,386
(linked to common stock of Ford Motor Co.)
08/27/12	7.000%	629,330	8,017,438
(linked to common stock of Juniper Networks, Inc.)
06/26/12	13.100%	415,369	9,064,485
JPMorgan Chase & Co.(c)(e)
Mandatory Exchange Notes
(linked to common stock of Bank of America Corp.)
06/29/12	17.000%	1,561,890	9,824,288
(linked to common stock of Citigroup, Inc.)
06/29/12	14.550%	313,606	9,681,017
(linked to common stock of Halliburton Co.)
06/29/12	8.630%	889,416	30,008,896
(linked to common stock of Morgan Stanley)
06/29/12	19.700%	548,047	9,557,940
(linked to common stock of Occidental Pretroleum Corp.)
06/29/12	7.900%	414,395	39,678,321

Total Equity-Linked Notes (Cost: $133,000,105)			$142,796,618

	Shares	Value

Money Market Funds 2.4%

Columbia Short-Term Cash Fund, 0.161%(d)(f)	94,707,222	$94,707,222
Total Money Market Funds (Cost: $94,707,222)		$94,707,222

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 21.2%

Asset-Backed Commercial Paper 4.3%

Antalis US Funding Corp.
04/05/12	0.310%	$29,998,192	$29,998,192
Atlantic Asset Securitization LLC
04/05/12	0.300%	29,998,250	29,998,250
Atlantis One
04/11/12	0.511%	4,993,554	4,993,554
08/01/12	0.662%	9,966,633	9,966,633
Kells Funding LLC
04/13/12	0.581%	14,977,525	14,977,525
04/24/12	0.460%	4,995,592	4,995,592
06/04/12	0.501%	3,994,722	3,994,722
LMA Americas LLC
04/03/12	0.310%	14,999,096	14,999,096
Newport Funding Corp.
04/02/12	0.200%	9,999,834	9,999,834
Regency Markets No. 1 LLC
04/18/12	0.200%	9,998,333	9,998,333
04/20/12	0.440%	10,775,530	10,775,530
Rhein-Main Securitisation Ltd.
04/13/12	0.771%	13,045,237	13,045,237
Royal Park Investments Funding Corp.
04/05/12	1.001%	4,995,972	4,995,972
04/12/12	0.951%	2,497,955	2,497,955
04/30/12	0.901%	4,995,875	4,995,875
Total			170,232,300

Certificates of Deposit 8.5%

ABN AMRO Bank N.V.
06/21/12	0.400%	14,984,682	14,984,682
Australia and New Zealand Bank Group, Ltd.
06/11/12	0.580%	4,000,000	4,000,000
Bank of Nova Scotia
05/03/12	0.373%	10,000,000	10,000,000
07/26/12	0.321%	15,000,000	15,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	11,986,828	11,986,828
Barclays Bank PLC
04/18/12	0.600%	15,000,000	15,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	15,000,000	15,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
Deutsche Bank AG
09/14/12	0.750%	13,000,000	13,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	$7,000,089	$7,000,089
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	15,000,000	15,000,000
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	15,000,000	15,000,000
National Australia Bank
08/16/12	0.341%	10,000,000	10,000,000
National Bank of Canada
05/08/12	0.393%	10,000,000	10,000,000
Natixis
04/03/12	0.260%	25,000,000	25,000,000
Norinchukin Bank
05/21/12	0.470%	15,000,000	15,000,000
Pohjola Bank PLC
04/16/12	0.330%	5,000,000	5,000,000
Rabobank
07/31/12	0.660%	5,000,000	5,000,000
Royal Bank of Canada
04/02/12	0.100%	30,000,000	30,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	25,000,000	25,000,000
05/21/12	0.340%	10,000,000	10,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	23,000,000	23,000,000
Svenska Handelsbanken
09/13/12	0.490%	10,000,000	10,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	15,000,000	15,000,000
Total			333,971,599

Commercial Paper 4.4%

Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
Caisse d’Amortissement de la Dette Sociale
07/19/12	0.471%	9,984,333	9,984,333
Credit Suisse
06/29/12	0.360%	9,989,800	9,989,800
Development Bank of Singapore Ltd.
08/07/12	0.552%	14,958,979	14,958,979
DnB NOR
04/10/12	0.521%	9,986,278	9,986,278
07/25/12	0.602%	4,984,833	4,984,833
Erste Abwicklungsanstalt
04/24/12	0.681%	4,991,311	4,991,311

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

Foreningsparbanken (Swedbank)
04/02/12	0.400%	$9,993,222	$9,993,222
HSBC Bank PLC
04/13/12	0.481%	12,968,280	12,968,280
Macquarie Bank Ltd.
04/20/12	0.803%	6,971,689	6,971,689
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	14,997,667	14,997,667
Nordea Bank AB
07/24/12	0.627%	11,962,083	11,962,083
Suncorp Metway Ltd.
05/21/12	0.480%	4,995,800	4,995,800
Swedish National Housing Finance Corp. (SBAB)
04/19/12	0.295%	10,996,845	10,996,845
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
08/16/12	0.302%	10,000,000	10,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,965	6,979,965
Westpac Securities NZ Ltd.
04/20/12	0.531%	5,983,835	5,983,835
08/27/12	0.491%	5,986,525	5,986,525
Total			171,696,500

Repurchase Agreements 4.0%

Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $31,000,698(g)
	0.270%	31,000,000	31,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,217(g)
	0.260%	10,000,000	10,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $24,000,400(g)
	0.200%	24,000,000	24,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $33,000,743(g)
	0.270%	33,000,000	33,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,677,272(g)
	0.200%	5,677,178	5,677,178

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Royal Bank of Canada dated 03/30/12, matures 04/02/12, repuchase price $55,000,825(g)
	0.180%	$55,000,000	$55,000,000
Total			158,677,178

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $834,577,577)	$834,577,577

Total Investments (Cost: $4,533,391,971)(h)	$4,774,959,717(i)
Other Assets & Liabilities, Net	(832,169,903)

Net Assets	$3,942,789,814

Notes to Portfolio of Investments

(a)                                  At March 31, 2012, security was partially or fully on loan.

(b)                                  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $39, representing less than 0.01% of net assets.  Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Enbridge Energy Management LLC	04-22-09	$11.00
Kinder Morgan Management LLC	11-18-05	—

(c)                                  Non-income producing.

(d)                                  Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$71,616,156	$1,199,690,04	$(1,176,598,998)	$—	$94,707,222	$113,732	$94,707,222
New Mountain Finance Corp.	13,475,259	809,983	—	—	14,285,242	1,256,884	14,676,134
Total	$85,091,415	$1,200,500,07	$(1,176,598,998)	$—	$108,992,464	$1,370,616	$109,383,356

(e)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $124,899,771 or 3.17% of net assets.

(f)                                    The rate shown is the seven-day current annualized yield at March 31, 2012.

(g)                                  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$305,575
Government National Mortgage Association	2,286,796
United States Treasury Note/Bond	29,027,629
Total Market Value of Collateral Securities	$31,620,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$1,722,374
Fannie Mae REMICS	2,961,553
Freddie Mac Gold Pool	360,258
Freddie Mac REMICS	3,555,359
Government National Mortgage Association	415,199
United States Treasury Inflation Indexed Bonds	372,088
United States Treasury Note/Bond	813,390
Total Market Value of Collateral Securities	$10,200,221

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$13,712,622
Freddie Mac Gold Pool	10,767,378
Total Market Value of Collateral Securities	$24,480,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$42,084
Fannie Mae Pool	9,200,448
Fannie Mae REMICS	1,570,872
Fannie Mae-Aces	44,571
Federal Farm Credit Bank	1,340,284
Federal Home Loan Banks	674,503
Federal Home Loan Mortgage Corp	1,013,224
Federal National Mortgage Association	1,169,958
Freddie Mac Coupon Strips	76,222
Freddie Mac Gold Pool	3,059,376
Freddie Mac Non Gold Pool	688,710
Freddie Mac Reference REMIC	100
Freddie Mac REMICS	2,548,402
Ginnie Mae I Pool	3,113,901
Ginnie Mae II Pool	4,668,867
Government National Mortgage Association	2,085,512
United States Treasury Bill	488,018
United States Treasury Inflation Indexed Bonds	92,330
United States Treasury Note/Bond	1,709,011
United States Treasury Strip Coupon	73,607
Total Market Value of Collateral Securities	$33,660,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$5,790,756
Total Market Value of Collateral Securities	$5,790,756

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$56,100,000
Total Market Value of Collateral Securities	$56,100,000

(h)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $4,533,392,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$322,054,000
Unrealized Depreciation	(80,486,000)
Net Unrealized Appreciation	$241,568,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$335,019,288	$—	$—	$335,019,288
Consumer Staples	458,390,055	19,519,529	—	477,909,584
Energy	396,863,799	15,052,652	—	411,916,451
Financials	444,809,476	7,924,793	—	452,734,269
Health Care	402,988,458	—	—	402,988,458
Industrials	352,984,793	—	—	352,984,793
Information Technology	289,453,723	—	—	289,453,723
Materials	313,966,781	—	—	313,966,781
Telecommunication Services	255,037,497	38,363,721	—	293,401,218
Utilities	330,825,602	18,490,902	—	349,316,504
Convertible Preferred Stocks
Consumer Discretionary	—	5,707,950	—	5,707,950
Financials	—	14,629,161	—	14,629,161
Total Equity Securities	3,580,339,472	119,688,708	—	3,700,028,180

Bonds
Convertible Bonds	—	2,850,120	—	2,850,120
Total Bonds	—	2,850,120	—	2,850,120

Other
Equity-Linked Notes	—	142,796,618	—	142,796,618
Money Market Funds	94,707,222	—	—	94,707,222
Investments of Cash Collateral Received for Securities on Loan	—	834,577,577	—	834,577,577
Total Other	94,707,222	977,374,195	—	1,072,081,417
Total	$3,675,046,694	$1,099,913,023	$—	$4,774,959,717

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 23, 2012